Convertible Note (Details) - USD ($)	Sep. 11, 2023	Jun. 28, 2023	Dec. 09, 2022
Dec 2022 Note [Member]
Convertible Note [Line Items]
Debt instrument original principal amount			$ 3,000,000
Debt instrument interest rate			7.00%
Debt instrument conversion price			$ 12
June 2023 Note [Member]
Convertible Note [Line Items]
Debt instrument interest rate		7.00%
Debt instrument conversion price		$ 3
Original principal amount		$ 3,000,000
Sep 2023 Notes [Member]
Convertible Note [Line Items]
Debt instrument interest rate	6.00%
Debt instrument conversion price	$ 2.42
Original principal amount	$ 3,000,000
Class A Ordinary Shares [Member] | Dec 2022 Note [Member]
Convertible Note [Line Items]
Convertible shares			250,000
Class A Ordinary Shares [Member] | June 2023 Note [Member]
Convertible Note [Line Items]
Convertible shares		1,000,000